Loss Per Share (Details) - Schedule of Basic and Diluted Earnings Per Share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Basic and Diluted Earnings Per Share [Abstract]
Net loss attributable to FaZe Holdings Inc., basic and diluted	$ (14,040)	$ (9,542)	$ (168,534)	$ (36,866)
Weighted-average common shares outstanding, basic and diluted	64,071,686	20,640,022	39,872,308	19,187,873
Net loss per share, basic and diluted	$ (0.22)	$ (0.46)	$ (4.23)	$ (1.92)